UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California AMT-Free Quality Municipal Income Fund (NKX)
	(formerly known as Nuveen California AMT-Free Municipal Income Fund)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 158.2% (100.0% of Total Investments)

	Consumer Staples – 9.5% (6.0% of Total Investments)
$ 860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	Baa1	$ 866,708
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
6,350	5.600%, 6/01/36	12/18 at 100.00	B3	6,454,839
325	5.650%, 6/01/41	12/18 at 100.00	B2	330,369
2,780	5.700%, 6/01/46	12/18 at 100.00	B2	2,825,953
80	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	2/17 at 100.00	BBB+	79,877
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,960	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	2/17 at 100.00	Baa2	1,987,048
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
18,570	5.000%, 6/01/33	6/17 at 100.00	B–	16,845,961
1,950	5.750%, 6/01/47	6/17 at 100.00	B–	1,784,328
13,560	5.125%, 6/01/47	6/17 at 100.00	B–	11,641,260
16,380	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	15,133,810
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,450	5.375%, 6/01/38	2/17 at 100.00	B–	7,957,534
2,000	5.500%, 6/01/45	2/17 at 100.00	B–	1,869,660
73,265	Total Consumer Staples			67,777,347
	Education and Civic Organizations – 2.8% (1.8% of Total Investments)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,128,152
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series	9/25 at 100.00	AA	3,350,970
	2015, 5.000%, 9/01/40
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding	No Opt. Call	AAA	2,462,840
	Series 2014U-6, 5.000%, 5/01/45
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	8/23 at 100.00	B+	4,917,846
	Project, Series 2013A , 7.125%, 8/01/43
1,780	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	2,005,063
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,725,360
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
2,000	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	2,236,220
1,725	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	1,728,985
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	337,950
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
185	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	214,767
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
18,115	Total Education and Civic Organizations			20,108,153
	Health Care – 17.0% (10.7% of Total Investments)
430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	465,608
	Refunding Series 2015A, 5.000%, 8/15/43
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,
	Refunding Series 2016B:
13,295	4.000%, 11/15/41	11/26 at 100.00	AA–	12,906,121
34,740	5.000%, 11/15/46	11/26 at 100.00	AA–	37,688,725
6,430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	6,985,681
	Series 2016A, 5.000%, 11/15/41
1,630	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	7/20 at 100.00	AA	1,742,323
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,346,100
	Angeles, Series 2012A, 5.000%, 11/15/29
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical	No Opt. Call	AA–	1,095,790
	Center, Series 2012A, 5.000%, 11/15/35
2,520	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	2,715,048
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,212,040
	Series 2012A, 5.000%, 10/01/33
1,405	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	1,562,529
	Refunding Series 2014A, 5.000%, 10/01/38
2,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	3,010,000
	Series 2014B, 5.000%, 10/01/44
3,705	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph	10/26 at 100.00	AA–	3,546,463
	Health, Series 2016A, 4.000%, 10/01/47
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	361,284
	San Diego, Series 2011, 5.250%, 8/15/41
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	794,955
	2010A, 5.750%, 7/01/40
605	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	No Opt. Call	A–	606,537
	of Central California, Series 2007, 5.250%, 2/01/46
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
2,400	5.250%, 12/01/34	12/24 at 100.00	BB+	2,475,888
5,200	5.250%, 12/01/44	12/24 at 100.00	BB+	5,271,188
745	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	755,013
	University Medical Center, Series 2016A, 5.250%, 12/01/56
4,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,071,640
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of
	Los Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	3,039,086
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,580,990
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
770	5.750%, 7/01/24 (4)	2/17 at 100.00	CCC	734,334
4,240	5.750%, 7/01/30 (4)	2/17 at 100.00	CCC	3,954,182
105	5.750%, 7/01/35 (4)	2/17 at 100.00	CCC	96,695
6,160	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	6,814,993
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
25	5.250%, 1/01/23	1/21 at 100.00	BBB	25,204
25	4.500%, 1/01/26	1/21 at 100.00	BBB	24,060
75	5.000%, 1/01/29	No Opt. Call	BBB	74,862
275	5.000%, 1/01/30	1/21 at 100.00	BBB	273,163
135	5.000%, 1/01/31	1/21 at 100.00	BBB	132,717
650	5.125%, 1/01/32	1/21 at 100.00	BBB	648,616
2,750	5.250%, 1/01/42	1/21 at 100.00	BBB	2,742,273
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	BBB–	1,625,145
2,595	6.000%, 11/01/41	11/20 at 100.00	BBB–	2,833,377
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,011,860
	Center, Refunding Series 2007A, 5.000%, 7/01/38
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	988,703
	7.500%, 12/01/41
115,895	Total Health Care			121,213,193
	Housing/Multifamily – 2.6% (1.7% of Total Investments)
475	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	522,747
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	168,845
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	396,505
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33	11/23 at 100.00	BBB	2,223,880
8,000	6.000%, 11/15/48	11/23 at 100.00	BBB	9,041,040
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
260	5.250%, 8/15/39	8/24 at 100.00	BBB	288,824
705	5.250%, 8/15/49	8/24 at 100.00	BBB	777,664
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	A–	3,498,525
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding
	Series 2014:
670	5.000%, 6/15/44	6/24 at 100.00	A	719,553
185	5.000%, 6/15/49	6/24 at 100.00	A	197,312
950	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	2/17 at 100.00	AA–	951,938
	2003, 5.000%, 5/01/23
17,035	Total Housing/Multifamily			18,786,833
	Long-Term Care – 1.3% (0.8% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	3,326,580
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	AA–	2,589,075
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
1,300	California Health Facilities Financing Authority, Revenue Bonds, Northern California	7/25 at 100.00	AA–	1,410,357
	Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/39
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch	4/17 at 100.00	BBB+	1,507,845
	Communities and Services Project, Series 2007A, 5.125%, 4/01/37
8,050	Total Long-Term Care			8,833,857
	Tax Obligation/General – 31.3% (19.8% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa2	3,425,880
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
4,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation	2/25 at 100.00	Aa2	4,437,920
	Bonds, Refunding Series 2015, 5.000%, 8/01/39
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	AA–	1,147,600
1,600	California State, General Obligation Bonds, Refunding Various Purpose Series 2015,	9/25 at 100.00	AA–	1,815,648
	5.000%, 9/01/32
6,195	California State, General Obligation Bonds, Refunding Various Purpose Series 2016,	8/26 at 100.00	AA–	7,160,429
	5.000%, 8/01/30
4,910	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	10/24 at 100.00	AA–	5,561,704
	5.000%, 10/01/32
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	2/25 at 100.00	AA–	5,653,800
	5.000%, 8/01/31
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	AA–	2,619,240
1,300	5.500%, 11/01/39	11/19 at 100.00	AA–	1,424,761
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	AA–	6,790,860
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	AA–	2,251,340
4,090	5.000%, 9/01/41	9/21 at 100.00	AA–	4,522,190
2,625	5.000%, 10/01/41	10/21 at 100.00	AA–	2,913,251
	California State, General Obligation Bonds, Various Purpose Series 2013:
3,500	5.000%, 4/01/37	4/23 at 100.00	AA–	3,862,810
2,000	5.000%, 2/01/43	No Opt. Call	AA–	2,191,800
5,520	5.000%, 11/01/43	11/23 at 100.00	AA–	6,106,942
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,460	5.000%, 10/01/39	10/24 at 100.00	AA–	2,739,407
9,000	5.000%, 12/01/43	12/23 at 100.00	AA–	9,967,500
9,000	5.000%, 10/01/44	10/24 at 100.00	AA–	9,989,460
	California State, General Obligation Bonds, Various Purpose Series 2015:
8,000	5.000%, 3/01/45	3/25 at 100.00	AA–	8,829,120
2,000	5.000%, 8/01/45	8/25 at 100.00	AA–	2,216,260
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	6,162,543
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
8,295	Los Angeles Community College District, California, General Obligation Bonds, Refunding Series	8/24 at 100.00	AA+	9,534,024
	2015A, 5.000%, 8/01/30
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa2	5,719,450
	Refunding Series 2014C, 5.000%, 7/01/29
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA	3,939,660
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured (5)
	Peralta Community College District, Alameda County, California, General Obligation Bonds,
	Refunding Series 2016A:
3,485	5.000%, 8/01/33	8/25 at 100.00	AAA	3,919,963
2,000	5.000%, 8/01/34	8/25 at 100.00	AAA	2,244,820
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,006,346
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	6,723,176
	Refunding Series 2012R-1, 0.000%, 7/01/31
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	8/19 at 100.00	AAA	1,982,040
	Bond Trust 2015-XF0048, 16.467%, 8/01/40 (IF)
2,870	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election	8/24 at 100.00	AA	3,147,127
	2012, Series 2014B, 5.000%, 8/01/39 – AGM Insured
10,000	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,220,900
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
23,280	7.400%, 8/01/47 – AGC Insured	8/37 at 100.00	AA	18,547,640
38,845	0.000%, 8/01/50 – AGM Insured (5)	8/37 at 100.00	AA	31,147,473
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	9,515,340
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (5)
5,000	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/24 at 100.00	Aa2	5,564,400
	Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	3,998,134
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	5,132,258
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)
4,000	Yosemite Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	Aa2	4,537,920
	2015, 5.000%, 8/01/32
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,116,560
	2011C, 5.250%, 8/01/47
257,210	Total Tax Obligation/General			222,787,696
	Tax Obligation/Limited – 38.7% (24.4% of Total Investments)
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	BBB	2,015,480
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	713,871
	Series 2013A, 5.000%, 9/01/27
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	2/17 at 100.00	AA	1,001,620
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	2/17 at 100.00	AA	7,922,159
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
3,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund	10/26 at 100.00	AAA	3,430,680
	Revenue Bonds, Series 2016A, 5.000%, 10/01/41
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	2/17 at 100.00	AA	1,219,095
1,535	5.000%, 12/01/20 – AMBAC Insured	2/17 at 100.00	AA	1,540,158
1,615	5.000%, 12/01/21 – AMBAC Insured	2/17 at 100.00	AA	1,620,426
1,695	5.000%, 12/01/22 – AMBAC Insured	2/17 at 100.00	AA	1,700,695
1,780	5.000%, 12/01/23 – AMBAC Insured	2/17 at 100.00	AA	1,785,981
1,865	5.000%, 12/01/24 – AMBAC Insured	2/17 at 100.00	AA	1,871,266
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	8,132,320
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A+	3,105,354
2,065	5.000%, 4/01/31	No Opt. Call	A+	2,295,144
3,740	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	5/17 at 100.00	A+	3,754,362
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
20,330	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	22,565,078
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	2,211,686
	Various Projects Series 2013A, 5.000%, 3/01/33
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	5,515,750
	2009G-1, 5.750%, 10/01/30
3,020	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/17 at 100.00	A	3,057,327
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,268,561
530	5.750%, 8/01/26	8/20 at 100.00	N/R	558,509
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	2/17 at 100.00	AA–	3,148,271
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
7,185	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	Aa3	7,382,588
5,000	5.250%, 1/01/34 – AMBAC Insured	1/17 at 100.00	Aa3	5,150,650
350	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/17 at 100.00	A	354,680
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,080,200
	Refunding Series 2012, 5.000%, 9/01/32
33,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	35,804,338
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A+	1,114,860
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
7,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/28	11/25 at 100.00	A	8,244,375
425	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	2/17 at 100.00	BBB	425,225
	5.000%, 9/01/35 – SYNCORA GTY Insured
3,345	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	3,367,880
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,309,665
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,985	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,000,185
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	714,771
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills
	Improvement Area D, Series 2014A:
1,140	5.500%, 9/01/33	9/23 at 100.00	N/R	1,237,196
2,105	5.750%, 9/01/44	9/23 at 100.00	N/R	2,283,799
1,375	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding	9/25 at 100.00	N/R	1,445,868
	Series 2015, 5.000%, 9/01/40
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1,	9/23 at 100.00	N/R	2,309,420
	Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013,
	6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/17 at 100.00	AA–	2,528,647
2,425	4.750%, 8/01/27 – NPFG Insured	2/17 at 101.00	AA–	2,438,459
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District,	9/25 at 100.00	N/R	986,240
	Series 2015, 5.000%, 9/02/40
6,190	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	2/17 at 100.00	Aa3	6,206,837
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	3/17 at 100.00	AA–	1,502,520
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	569,672
	2011A, 7.250%, 9/01/38
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,470,696
	5.000%, 8/01/38 – AMBAC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	2/17 at 100.00	AA–	3,239,625
	NPFG Insured
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	202,897
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	75,791
	Project, Series 2011, 6.750%, 9/01/40
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA	2,969,130
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	4/17 at 100.00	AA–	5,059,200
	Refunding Series 2002, 5.000%, 4/01/25 – NPFG Insured
590	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	633,312
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
3,800	5.250%, 9/01/30	9/23 at 100.00	N/R	4,036,816
3,415	5.750%, 9/01/39	9/23 at 100.00	N/R	3,637,077
2,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities	9/23 at 100.00	N/R	2,166,120
	District 2001-1 May Farms Improvement Area 1, 2 and 3, Refunding Series 2014A,
	5.375%, 9/01/33
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,055,850
7,200	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,437,336
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1,	9/23 at 100.00	N/R	1,203,464
	Series 2013, 5.500%, 9/01/39
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	47,139
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	697,052
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,848,627
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	2/17 at 100.00	AA–	1,003,240
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
4,475	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,501,447
	9/01/33 – AMBAC Insured
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	3/17 at 100.00	N/R	1,504,395
	Series 2005, 5.050%, 9/01/30
400	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	427,136
	Series 2015, 5.000%, 9/01/33
1,050	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	1,133,549
	5.400%, 11/01/20 – NPFG Insured
2,105	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A+	2,267,190
	5.400%, 11/01/20
2,155	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	3/17 at 100.00	AA–	2,147,242
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
215	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	226,081
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,107,790
	Refunding Series 2012A, 5.000%, 4/01/42
1,480	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	2/17 at 100.00	AA–	1,485,062
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
690	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	728,150
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	2,101,923
	Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 –
	NPFG Insured
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	2,159,360
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	402,944
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,639,559
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	2/17 at 100.00	AA	4,013,560
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	369,144
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	2/17 at 100.00	AA–	3,320,890
5,025	5.000%, 8/01/28 – NPFG Insured	2/17 at 100.00	AA–	5,041,281
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	102,553
1,110	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	1,138,194
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding	9/22 at 100.00	N/R	1,049,300
	Series 2012D, 5.000%, 9/01/36
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	57,057
	7.000%, 10/01/26
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	2/17 at 100.00	AA–	3,439,450
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
2,430	5.000%, 9/01/25 – AGM Insured	2/17 at 100.00	AA	2,437,873
3,115	5.000%, 9/01/28 – AGM Insured	2/17 at 100.00	AA	3,125,093
2,980	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	3/17 at 100.00	N/R	2,753,520
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	2/17 at 100.00	AA–	2,190,283
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	4,775,220
	2012A, 5.000%, 10/01/32 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,040,308
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities
	District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	346,948
790	5.250%, 9/01/45	9/25 at 100.00	N/R	767,114
4,235	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014,	9/22 at 102.00	N/R	4,662,566
	5.500%, 9/01/31
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	109,978
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
271,995	Total Tax Obligation/Limited			275,247,400
	Transportation – 7.7% (4.9% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second
	Subordinate Lien Series 2016B:
1,150	5.000%, 10/01/34	10/26 at 100.00	BBB+	1,259,354
7,855	5.000%, 10/01/36	10/26 at 100.00	BBB+	8,428,651
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	1,234,316
	2013S-4, 5.250%, 4/01/48
6,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	7,690,343
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
14,885	5.750%, 1/15/46	1/24 at 100.00	BBB–	16,405,800
14,885	6.000%, 1/15/53	1/24 at 100.00	BBB–	16,699,333
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015E:
150	5.000%, 5/15/31	5/25 at 100.00	AA	170,985
1,270	5.000%, 5/15/34	5/25 at 100.00	AA	1,428,191
1,345	5.000%, 5/15/36	5/25 at 100.00	AA	1,507,261
49,405	Total Transportation			54,824,234
	U.S. Guaranteed – 23.7% (15.0% of Total Investments) (6)
3,830	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	3/21 at 100.00	Ba3 (6)	4,375,507
	(Pre-refunded 3/01/21)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (6)	274,215
	Option Bond Trust 3211, 12.595%, 4/01/39 (Pre-refunded 4/01/18) (IF)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,487,230
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,767,163
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
80	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (6)	80,589
	of Central California, Series 2007, 5.250%, 2/01/46 (Pre-refunded 2/01/17)
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa (6)	1,220,376
	Tender Option Bond Trust 2016-XG0003, 8.795%, 3/01/33 (Pre-refunded 3/01/18) (IF) (7)
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+ (6)	2,282,580
	2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)
4,920	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA (6)	6,199,947
	System, Tender Option Bond Trust 2016-XG0041, 17.286%, 7/01/47 (Pre-refunded 7/01/18) –
	AGM Insured (IF)
1,815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (6)	1,863,225
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
2,680	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (6)	3,056,084
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA– (6)	8,105,760
	Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA– (6)	10,291,800
	2003A, 5.000%, 8/15/38 (Pre-refunded 8/15/17) – AMBAC Insured
550	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/17 at 100.00	N/R (6)	556,314
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
12,050	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (6)	12,821,321
	2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	AA (6)	2,675,475
	Election 2006 Series 2009B, 5.375%, 2/01/34 (Pre-refunded 8/01/18) – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	3,818,304
3,545	5.000%, 8/01/28 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	3,878,478
3,110	5.000%, 8/01/29 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	3,402,558
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AA (6)	8,069,860
	Tender Option Bond Trust 2015-XF0111, 9.102%, 8/01/28 (Pre-refunded 8/01/18) – AGM Insured (IF)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aaa	5,130,150
	7/15/37 (Pre-refunded 7/15/17) – AMBAC Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A (6)	1,712,053
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 (Pre-refunded 2/01/17) –
	AMBAC Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	7,153,920
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
75	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	75,661
175	5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	175,919
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (6)	815,944
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA (6)	3,080,940
	Bonds, Series 2007, 4.500%, 9/01/30 (Pre-refunded 9/01/17) – AGM Insured
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
9,250	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (6)	10,557,118
7,500	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (6)	8,586,450
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (6)	589,907
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A– (6)	247,370
	2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	9,497,340
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) – AGM Insured
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (6)	36,020
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	36,321
40	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	48,428
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (6)	5,144,150
	Series 2007, 5.250%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	338,936
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 21.00	AA (6)	1,374,134
10,740	0.000%, 8/01/43 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 19.43	AA (6)	1,889,273
21,225	0.000%, 8/01/44 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 17.98	AA (6)	3,455,006
12,550	0.000%, 8/01/45 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 16.64	AA (6)	1,890,030
23,425	0.000%, 8/01/46 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 15.39	AA (6)	3,263,337
9,085	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (6)	9,381,080
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
2,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%,	7/17 at 100.00	N/R (6)	2,051,320
	7/01/37 (Pre-refunded 7/01/17)
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aaa	1,029,150
	2009E, 5.000%, 5/15/38 (Pre-refunded 5/15/17)
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (6)	1,352,673
3,250	5.250%, 9/01/39 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (6)	3,677,765
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	A2 (6)	6,820,800
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39 (Pre-refunded 11/01/19)
218,152	Total U.S. Guaranteed			168,637,981
	Utilities – 4.3% (2.7% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,765,867
1,835	5.500%, 11/15/37	No Opt. Call	A	2,134,325
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	Aa2	11,146,700
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	Aa2	4,896,620
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	7/22 at 100.00	Aa2	5,470,050
	Option Bond Trust 2015-XF2047, 16.202%, 7/01/43 (IF) (7)
1,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,086,830
	Bonds, Series 2010-1, 5.000%, 7/01/28
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	3,316,114
	Series 2014A, 5.000%, 7/01/37
26,330	Total Utilities			30,816,506
	Water and Sewer – 19.3% (12.2% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA	13,652,760
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	12,929,244
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
8,000	5.000%, 7/01/37	No Opt. Call	Baa3	8,095,280
12,200	5.000%, 11/21/45	No Opt. Call	Baa3	12,202,440
1,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/25 at 100.00	AAA	1,151,550
	System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/31
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	3,319,740
	Series 2012, 5.000%, 9/01/41
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	2/17 at 100.00	AA	2,256,660
	10/01/36 – AGM Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding
	Series 2016B:
1,000	5.000%, 7/01/32	1/26 at 100.00	AA+	1,144,310
3,775	5.000%, 7/01/35	1/26 at 100.00	AA+	4,271,979
3,225	5.000%, 7/01/42	1/26 at 100.00	AA+	3,609,291
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A,	7/22 at 100.00	AA+	17,762,560
	5.000%, 7/01/43
10,515	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA+	11,698,253
	5.000%, 7/01/44
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A:
5,680	5.000%, 7/01/35	1/26 at 100.00	AA+	6,427,772
1,000	5.000%, 7/01/36	1/26 at 100.00	AA+	1,129,140
9,000	5.000%, 7/01/41	1/26 at 100.00	AA+	10,079,910
9,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A,	6/25 at 100.00	AA+	10,584,520
	5.000%, 6/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
2,000	5.000%, 6/01/34	6/23 at 100.00	AA	2,230,960
3,500	5.000%, 6/01/35	6/23 at 100.00	AA	3,897,635
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series	7/25 at 100.00	AAA	1,692,855
	2015A, 5.000%, 7/01/40
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	892,815
	Bond Trust 2016-XL0015, 16.391%, 7/01/35 (IF) (7)
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	2/17 at 100.00	N/R	1,503,465
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	2,803,350
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
3,495	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/26 at 100.00	Aa3	3,921,740
	Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/39
126,110	Total Water and Sewer			137,258,229
$ 1,181,562	Total Long-Term Investments (cost $1,051,007,144)			1,126,291,429
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (5.1)% (8)			(36,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (55.7)% (9)			(396,600,000)
	Other Assets Less Liabilities – 2.6%			18,470,494
	Net Assets Applicable to Common Shares – 100%			$ 712,161,923

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,126,291,429	$ —	$1,126,291,429

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $1,049,829,359.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$ 87,799,251
Depreciation	(11,337,181)
Net unrealized appreciation (depreciation) of investments	$ 76,462,070

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody's”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in inverse floating rate transactions.
(8)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 3.2%.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 35.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017